4. Disposition of Latin American Operations (Details - Revenues of discontinued operations) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income from discontinued operations, net of tax	$ 0	$ 17,943,000
Latin American Business [Member]
Revenues	0	3,105,000
Cost of Revenues	0	561,000
Income from discontinued operations before tax	0	2,544,000
Gain on disposal of discontinued operations before income taxes	0	19,679,000
Total income from discontinued operations, before tax	0	22,223,000
Income Tax benefit (expense)	0	(4,280,000)
Income from discontinued operations, net of tax	$ 0	$ 17,943,000